13. INCOME TAXES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Income Taxes Details Narrative
Operating Loss Carryforwards	$ 50,712
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2021